FAIR VALUE MEASUREMENTS (Details Narrative B) - Fair Value, Inputs, Level 3 [Member] - $ / shares	3 Months Ended	10 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2014	Feb. 28, 2015
Stock price	$ 5.25	$ 6.00	$ 10.50
Risk free rate	1.50%	1.65%	1.49%
Volatility	125.00%	123.00%	125.00%